Principal Accounting Policies (Details 4)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Customer contracts and relationships Y	Dec. 31, 2011 Technology Y
Intangible assets
Estimated useful lives of assets (in years)						3
Estimated useful lives of assets, minimum (in years)					8
Estimated useful lives of assets, maximum (in years)					10
Advertising Expense
Advertising expenses	247,000,000	203,700,000	65,200,000
Foreign currency translation
Buying rate per US$	6.2939			$ 1.00